JPMMT 2022-DSC1 ABS-15G

Exhibit 99.35

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

J.P. Morgan Acceptance Corporation II

383 Madison Avenue, 8th Floor

New York, New York 10179

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, related to certain information with respect to a portfolio of mortgage loans in connection with the proposed offering of J.P. Morgan Mortgage Trust 2022-DSC1, Mortgage Pass-Through Certificates, Series 2022-DSC1. J.P. Morgan Acceptance Corporation II (the “Company”) is responsible for the information provided to us, including the information set forth in the Statistical Loan File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information related to the Statistical Loan File. Additionally, J.P. Morgan Securities LLC (together with the Company, the “Specified Parties”) has agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Agreed-Upon Procedures

On September 27, 2022, representatives of the Company provided us with a mortgage loan listing with respect to 1,068 mortgage loans (the “Mortgage Loan Listing”). At your instruction, we randomly selected 219 mortgage loans from the Mortgage Loan Listing (the “Sample Loans”).

Further, on October 13, 2022, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout containing data with respect to 1,059 mortgage loans, including each of the 219 Sample Loans (the “Statistical Loan File”).

At your instruction, we performed certain comparisons and recomputations for each of the Sample Loans relating to the mortgage loan characteristics (the “Characteristics”) set forth on the Statistical Loan File and indicated below.

Member of

Deloitte Touche Tohmatsu Limited

Characteristics

1.              Loan number (for control purposes only)

2.              Origination date

3.              Loan type (fixed or adjustable)

4.              Balloon indicator (yes/no)

5.              Original principal balance

6.              Interest rate

7.              Monthly P&I payment*

8.              First payment date

9.              Original term to maturity

10.          Property city

11.          Property state

12.          Property zip code

13.          Prepayment penalty term (if applicable)

14.          Interest only term (if applicable)

15.          Occupancy status

16.          Property type

17.          Appraisal report date

18.          Appraised value

19.          Loan purpose

20.          Sales price (if applicable)

21.          Borrower Score***

22.          Co-Borrower Score (if applicable)***

23.          Lien position

24.          Junior lien balance (if applicable)

25.          Original loan-to-value ratio

26.          Combined loan-to-value ratio

27.          Modification indicator (yes or no)

28.          Modification date**

29.          Index description****

30.          Gross margin****

31.          Maximum interest rate****

32.          Minimum interest rate****

33.          Initial periodic rate cap (change up)****

34.          Subsequent periodic rate cap****

35.          Lookback days****

36.          Initial fixed period****

 * For non-interest only loans only

** For Sample Loans that are modified loans and not a Recast Loan (as defined below) only

*** For Sample Loans that the borrower or co-borrower is not identified as a “foreign national” by representatives of the Company only

**** For adjustable rate loans only

We compared Characteristic 2. to the corresponding information set forth on or derived from the respective Fixed Rate Note, Adjustable Rate Note or Commercial Promissory Note (collectively, the “Note”); Characteristics 3. through 12. and Characteristics 29. through 36. to the Note, “Automatic Loan Payment Agreement” (if applicable) or the “Modification Agreement” (if applicable); Characteristic 13. to the Note or Prepayment Penalty Rider (collectively, the “Prepayment Penalty Rider”); Characteristic 14. to the Note or Interest Only Addendum (collectively, the “Interest Only Addendum”); Characteristic 15. to the Residential Loan Application or Uniform Underwriting and Transmittal Summary (collectively, the “Application”); Characteristics 16. through 18. to the Uniform Residential Appraisal Report, Loan Product Advisor Full Feedback Certificate or the DU Underwriting Findings (collectively, the “Appraisal Report”); Characteristic 19. (for those Sample Loans for which the “loan purpose” field appearing on the Statistical Loan File indicated a “Purchase” or “Construction to Permanent”) to the Application and Settlement Statement or Closing Disclosure (collectively, the “Settlement Statement”); Characteristic 20. (for those Sample Loans for which the “loan purpose” field appearing on the Statistical Loan File indicated a “Purchase”) to the Settlement Statement; Characteristics 21. and 22. to the “Credit Report”; Characteristics 23. and 24. to the Junior Lien Note, Settlement Statement, Uniform Underwriting and Transmittal Summary, Subordination Agreement, Title Report or Loan Approval Summary (collectively, the “Lien Summary”); and Characteristics 27. and 28. to the corresponding information set forth on or derived from the Modification Agreement.

Further, with respect to Characteristic 19., for those Sample Loans for which the “loan purpose” field appearing on the Statistical Loan File indicated a “Cash Out” or “Rate/Term Refinance,” we (i) observed that there is no “sales price” indicated on the Settlement Statement and (ii) recalculated the “Amount to the Borrower” as the difference between (a) the original principal balance (as set forth on the Note) and (b) the sum of (1) the unpaid principal balance of the refinanced first mortgage loan, (2) the unpaid principal balance of any “secondary financing” relating to the subject property and (3) settlement charges relating to the subject mortgage loan (each as set forth on the Settlement Statement). At the Company’s instruction, we assumed that the loan purpose is (a) a “Cash Out” if the Amount to the Borrower was greater than the lesser of (i) $2,000 or (ii) 2% of the original principal balance (as set forth on the Note) and (b) a “Rate/Term Refinance” to the extent that it was not.

With respect to Characteristic 25., we recomputed the original loan-to-value ratio by dividing (a) the original principal balance (as set forth on the Note) by either (b) in the case of a “Purchase” (as determined from the Application and Settlement Statement), the lesser of (i) the appraised value (as set forth on or derived from the Appraisal Report) and (ii) sales price (as set forth on the Settlement Statement) or (c) in the case of a “Rate/Term refinance,” “Cash Out” or “Construction to Permanent” (as determined above or from the Application and Settlement Statement), the appraised value (as set forth on or derived from the Appraisal Report).

With respect to Characteristic 26., we recomputed the combined loan-to-value ratio by dividing (a) the sum of (i) the original principal balance (as set forth on the Note) and (ii) the senior or junior lien balance, if any, (as set forth on the Lien Summary) by either (b) in the case of a “Purchase” (as determined from the Application and Settlement Statement ), the lesser of (x) the appraised value (as set forth on or derived from the Appraisal Report) and (y) the sales price (as set forth on the Settlement Statement) or (c) in the case of a “Rate/Term refinance,” “Cash Out” or “Construction to Permanent” (as determined above or from the Application and Settlement Statement), the appraised value (as set forth on or derived from the Appraisal Report).

At your instruction, for purposes of such comparisons:

•	with respect to Characteristic 2., differences of thirty days or less are deemed to be “in agreement;”

•	with respect to Characteristic 7., differences of $0.01 or less are deemed to be “in agreement;”

•	with respect to Characteristic 16., a property type indicated on the Statistical Loan File as “Condo, High Rise (5+ stories)” or “Condo, Low Rise (4 or fewer stories)” and “Condominium” (as indicated on the Appraisal Report) are deemed to be “in agreement;”

•	with respect to Characteristic 16., a “planned unit development” property with HOA fees of less than $100 a month (as set forth on the Appraisal Report) is deemed to be “in agreement” with a “single family detached (non-PUD)” property (as set forth on Statistical Loan File);

•	with respect to Characteristics 16., 17. and 18. and for the recalculations of Characteristics 25. and 26., for those Sample Loans for which the Company provided us with two or more Appraisal Reports, we were instructed by the Company to use the most recently dated Appraisal Report or, to the extent that each such Appraisal Report indicated an appraisal report date within 12 months of the origination date (as set forth on the Note), we were instructed by the Company to use the Appraisal Report with the lowest appraised value;

•	with respect to Characteristics 21. and 22., if three scores were observed on the Credit Report, we used the median score or, if two scores were observed on the Credit Report, we used the lower score;

•	with respect to our comparison of Characteristic 24., differences of $100 or less are deemed to be “in agreement;”

•	with respect to Characteristic 25., differences of 1.000% or less are deemed to be “in agreement,” except to the extent that the Statistical Loan File identified an original loan-to-value ratio less than or equal to 80% and our recomputed original loan-to-value ratio was greater than 80%;

•	with respect to Characteristic 26., differences of 1.000% or less are deemed to be “in agreement,” except to the extent that the Statistical Loan File identified a combined loan-to-value ratio less than or equal to 100% and our recomputed combined loan-to-value ratio was greater than 100%;

•	with respect to Characteristic 27., for those Sample Loans where we observed the existence of a Modification Agreement, we compared a modification indicator of (i) “no” to the corresponding information set forth on the Statistical Loan File if the respective Modification Agreement indicates (a) a modification that reduces the monthly P&I payment of such Sample Loan and (b) the interest rate and “maturity date” set forth on the Modification Agreement is in agreement with the Note (a “Recast Loan”) and (ii) “yes” to the corresponding information set forth on the Statistical Loan File if such Sample Loan is not a Recast Loan; and

•	with respect to Characteristic 28., differences of one day are deemed to be “in agreement.”

The loan documents described above and any other related documents used in support of the Characteristics were provided to us by representatives of the Company and are collectively referred to hereinafter as the “Loan Documents.” We were not requested to perform and we did not perform any procedures with respect to the preparation or verification of any of the information set forth on the Loan Documents and make no representations concerning the accuracy or completeness of any of the information contained therein. In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Loan Documents. In addition, we make no representations as to whether the Loan Documents are comprehensive or valid instruments and reflect the current prevailing terms with respect to the corresponding Sample Loans.

Agreed-Upon Procedures’ Findings

The results of the foregoing procedures indicated that the Characteristics set forth on the Statistical Loan File were found to be in agreement with the above mentioned Loan Documents, except as described in Appendix A. Supplemental information is contained on Appendix B.

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the mortgage loans underlying the Statistical Loan File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the mortgage loans or (iii) reasonableness of any of the aforementioned information, assumptions or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events or circumstances occurring after the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the information set forth in the Statistical Loan File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

November 10, 2022

Appendix A to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated November 10, 2022.

In applying our agreed-upon procedures as outlined above, we observed the following:

Exception Description Number	Exception Description
1	Five differences for interest rate.
2	Five differences for monthly P&I payment.
3	Two differences for prepayment penalty term.
4	Two differences for interest only term.
5	Fifteen differences for property type.
6	Six differences for appraisal report date.
7	One difference for appraised value.
8	Six differences for loan purpose.
9	One difference for sales price.
10	Six differences for Borrower Score.
11	Four differences for Co-Borrower Score.
12	Three differences for original loan-to-value ratio.
13	Three differences for combined loan-to-value ratio.
14	Six differences for index description.
15	Four differences for maximum interest rate.
16	One difference for minimum interest rate.
17	Nine differences for initial periodic rate cap.
18	Nine differences for subsequent periodic rate cap.

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix B to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated November 10, 2022 (Redacted)

Supplemental Information Related to the Findings Set Forth on Appendix A

Exception Description Number	Sample Loan Number	Characteristic	Characteristic set forth on the Statistical Loan File	Characteristic set forth on or derived from the Loan Documents

1	303721927	Interest rate	4.980%	4.975%
1	303722031	Interest rate	4.910%	4.905%
1	303722129	Interest rate	5.820%	5.818%
1	303722543	Interest rate	4.780%	4.775%
1	303722557	Interest rate	5.080%	5.075%
2	303721927	Monthly P&I payment	[REDACTED]	[REDACTED]
2	303721966	Monthly P&I payment	[REDACTED]	[REDACTED]
2	303722031	Monthly P&I payment	[REDACTED]	[REDACTED]
2	303722129	Monthly P&I payment	[REDACTED]	[REDACTED]
2	303722543	Monthly P&I payment	[REDACTED]	[REDACTED]
3	303674070	Prepayment penalty term	12 months	36 months
3	303722288	Prepayment penalty term	60 months	36 months
4	303722541	Interest only term	60 months	120 months
4	303722552	Interest only term	Not applicable	60
5	303652899	Property type	PUD	APUD
5	303674070	Property type	PUD	APUD
5	303718608	Property type	single family detached (non-PUD)	1 family attached
5	303721924	Property type	single family detached (non-PUD)	1 family attached
5	303721937	Property type	Townhouse	1 family attached
5	303721990	Property type	2 family	4 family
5	303722086	Property type	single family detached (non-PUD)	1 family attached
5	303722117	Property type	single family detached (non-PUD)	1 family attached
5	303722124	Property type	single family detached (non-PUD)	APUD
5	303722171	Property type	single family detached (non-PUD)	1 family attached
5	303722176	Property type	single family detached (non-PUD)	1 family attached
5	303722209	Property type	single family detached (non-PUD)	1 family attached
5	303722257	Property type	single family detached (non-PUD)	APUD
5	303722367	Property type	single family detached (non-PUD)	1 family attached
5	303722431	Property type	single family detached (non-PUD)	1 family attached
6	303721924	Appraisal report date	[REDACTED]	[REDACTED]
6	303722032	Appraisal report date	[REDACTED]	[REDACTED]
6	303722127	Appraisal report date	[REDACTED]	[REDACTED]
6	303722262	Appraisal report date	[REDACTED]	[REDACTED]
6	303722334	Appraisal report date	[REDACTED]	[REDACTED]
6	303722335	Appraisal report date	[REDACTED]	[REDACTED]

Exception Description Number	Sample Loan Number	Characteristic	Characteristic set forth on the Statistical Loan File	Characteristic set forth on or derived from the Loan Documents
7	303721924	Appraised value	[REDACTED]	[REDACTED]
8	303722209	Loan purpose	Rate/Term Refinance	Cash Out
8	303722297	Loan purpose	Rate/Term Refinance	Cash Out
8	303722318	Loan purpose	Rate/Term Refinance	Cash Out
8	303722334	Loan purpose	Rate/Term Refinance	Cash Out
8	303722386	Loan purpose	Cash Out	Rate/Term Refinance
8	303722541	Loan purpose	Rate/Term Refinance	Cash Out
9	303771933	Sales price	[REDACTED]	[REDACTED]
10	303576986	Borrower score	774	775
10	303722166	Borrower score	728	743
10	303722183	Borrower score	728	733
10	303722185	Borrower score	733	693
10	303722283	Borrower score	732	778
10	303722386	Borrower score	772	715
11	303722193	Co-Borrower Score	0	736
11	303722197	Co-Borrower Score	0	736
11	303722386	Co-Borrower Score	806	776
11	303722557	Co-Borrower Score	0	801
12	303721924	Original loan-to-value ratio	75.000%	70.783%
12	303722171	Original loan-to-value ratio	80.000%	88.229%
12	303722367	Original loan-to-value ratio	80.000%	84.364%
13	303721924	Combined loan-to-value ratio	75.000%	70.783%
13	303722171	Combined loan-to-value ratio	80.000%	88.229%
13	303722367	Combined loan-to-value ratio	80.000%	84.364%
14	303722552	Index description	WSJ “PRIME RATE” (DAILY)/WSJ “PRIME RATE” (First Bus. Day)	WSJ 1 YEAR LIBOR
14	303722557	Index description	WSJ “PRIME RATE” (DAILY)/WSJ “PRIME RATE” (First Bus. Day)	WSJ 1 YEAR LIBOR
14	303722558	Index description	WSJ “PRIME RATE” (DAILY)/WSJ “PRIME RATE” (First Bus. Day)	WSJ 1 YEAR LIBOR
14	303722566	Index description	WSJ “PRIME RATE” (DAILY)/WSJ “PRIME RATE” (First Bus. Day)	WSJ 1 YEAR LIBOR
14	303722571	Index description	WSJ “PRIME RATE” (DAILY)/WSJ “PRIME RATE” (First Bus. Day)	WSJ 1 YEAR LIBOR
14	303722582	Index description	WSJ “PRIME RATE” (DAILY)/WSJ “PRIME RATE” (First Bus. Day)	WSJ 1 YEAR LIBOR
15	303722543	Maximum interest rate	10.025%	9.775%
15	303722558	Maximum interest rate	11.140%	10.890%
15	303722566	Maximum interest rate	10.930%	10.925%
15	303722582	Maximum interest rate	11.900%	11.880%

Exception Description Number	Sample Loan Number	Characteristic	Characteristic set forth on the Statistical Loan File	Characteristic set forth on or derived from the Loan Documents
16	303722541	Minimum interest rate	5.500%	5.000%
17	303722537	Initial periodic rate cap	0.050%	5.000%
17	303722541	Initial periodic rate cap	0.020%	2.000%
17	303722543	Initial periodic rate cap	0.020%	2.000%
17	303722552	Initial periodic rate cap	0.020%	2.000%
17	303722557	Initial periodic rate cap	0.020%	2.000%
17	303722558	Initial periodic rate cap	0.050%	5.000%
17	303722566	Initial periodic rate cap	0.020%	2.000%
17	303722571	Initial periodic rate cap	0.020%	2.000%
17	303722582	Initial periodic rate cap	0.020%	2.000%
18	303722537	Subsequent periodic rate cap	0.020%	2.000%
18	303722541	Subsequent periodic rate cap	0.020%	2.000%
18	303722543	Subsequent periodic rate cap	0.02000%	2.000%
18	303722552	Subsequent periodic rate cap	0.02000%	2.000%
18	303722557	Subsequent periodic rate cap	0.02000%	2.000%
18	303722558	Subsequent periodic rate cap	0.02000%	2.000%
18	303722566	Subsequent periodic rate cap	0.02000%	2.000%
18	303722571	Subsequent periodic rate cap	0.02000%	2.000%
18	303722582	Subsequent periodic rate cap	0.02000%	2.000%

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.